Note 8 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables and accrued liabilities for the Company are broken down as follows:

	March 31, 2026	March 31, 2025

Trade payables	$874,900	$93,707
Accrued liabilities	112,000	56,167
Due to related parties	193,615	156,244

	$1,180,515	$306,118

During the year ended March 31, 2025, the Company wrote-off $50,200 in accrued liabilities and settled $181,424 of accounts payable for $125,000, resulting in a gain on forgiveness of debt of $106,624.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)